Sky Growth Merger (Tables) (Sky Growth Merger [Member])	12 Months Ended
Dec. 31, 2012
Sky Growth Merger [Member]
Business Acquisition [Line Items]
Schedule of Business Combination, Consideration Transferred
The sources and uses of funds in connection with the Transactions are summarized below ($ in thousands):

Sources:		Uses:
Senior secured term loan	$1,055,000	Cash purchase of equity	$1,908,725
7.375% Senior notes	490,000	Prior debt and accrued interest	337,704
Sponsor equity contribution	690,000	Total purchase price	2,246,429
Company cash on hand	144,791	Transaction costs	133,362
Total source of funds	$2,379,791	Total use of funds	$2,379,791

Schedule of Business Combination, Allocation of Assets and Liabilities
The allocation of the purchase price on a preliminary basis at September 29, 2012 was as follows ($ in thousands):

As of
September 29, 2012
Cash on hand	$278,879
Accounts receivable, net	113,902
Inventories	118,704
Property, plant and equipment, net	129,416
Intangible assets	1,303,300
Other current and non-current assets	83,493
Total identifiable assets	2,027,694

Accounts payable	36,304
Payables due to distribution agreement partners	55,983
Accrued government pricing liabilities	43,010
Accrued legal settlements	58,917
Other current liabilities	89,231
Other long-term liabilities	13,568
Deferred income taxes	334,904
Total liabilities assumed	631,917

Net identifiable assets acquired	1,395,777
Goodwill	850,652
Total purchase price allocation	$2,246,429

Schedule of Supplemental Pro Forma Information
The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the Merger been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

(in thousands)	December 31, 2012	December 31, 2011
Total revenues	$1,050,007	$926,138
Loss from continuing operations	($84,305)	($245,466)